	LDR HIGH INCOME REALTY FUND
	Schedule of Investments
	March 31, 2026 (unaudited)
		Shares	Value
98.26%	COMMON STOCKS
3.49%	CONSUMER DISCRETIONARY
	Expedia Group, Inc.	2,193	$506,342
	IQHQ, Inc. REIT	890,864	489,975
			996,317
24.36%	DIVERSIFIED/OTHER
	Alexandria Real Estate Equities, Inc. REIT	5,336	247,697
	Crown Castle, Inc. REIT	16,156	1,313,644
	Digital Realty Trust, Inc. REIT	8,085	1,456,998
	Equinix, Inc. REIT	2,028	1,987,927
	Vertiv Holdings Co.	5,636	1,412,269
	Vici Properties, Inc. REIT	19,830	541,756
			6,960,291
3.86%	MORTGAGE REIT
	Apollo Commercial Real Estate Finance, Inc. REIT	53,713	567,209
	PennyMac Mortgage Investment Trust REIT	46,090	537,409
			1,104,618
1.59%	HEALTHCARE
	Community Healthcare Trust, Inc. REIT	28,540	453,501
3.08%	INDUSTRIALS
	FTAI Aviation Ltd.	3,596	881,020
5.95%	TELECOMMUNICATION REAL ESTATE
	American Tower Corporate REIT	9,844	1,698,878
53.44%	REAL ESTATE
	Essex Property Trust, Inc. REIT	4,664	1,128,688
	Iron Mountain, Inc. REIT	9,400	960,116
	Lineage, Inc. REIT	15,054	493,169
	The Macerich Co. REIT	37,666	711,887
	Omega Healthcare Investors, Inc. REIT	23,233	1,018,070
	Prologis, Inc. REIT	18,832	2,489,214
	Public Storage REIT	5,581	1,511,781
	Realty Income Corp. REIT	22,266	1,362,234
	Simon Property Group, Inc. REIT	8,746	1,631,391
	LDR HIGH INCOME REALTY FUND
	Schedule of Investments
	March 31, 2026 (unaudited)
	REAL ESTATE Continued	Shares	Value
	SL Green Realty Corp. REIT	21,727	$802,595
	Ventas, Inc. REIT	10,568	864,251
	Welltower, Inc. REIT	9,517	1,881,606
	Weyerhaeuser Co. REIT	16,811	410,693
			15,265,695
2.49%	REAL ESTATE SERVICES
	CBRE Group, Inc.(A)	5,242	710,081
98.26%	TOTAL COMMON STOCKS		28,070,401
	(Cost: $38,776,653)
2.88%	PREFERRED STOCKS
2.88%	UTILITIES
	Cadiz, Inc.	41,959	822,396
2.88%	TOTAL PREFERRED STOCKS		822,396
	(Cost: $715,173)
101.14%	TOTAL INVESTMENTS		28,892,797
	(Cost: $39,491,826)
(1.14%)	Liabilities in excess of other assets		(326,629)
100.00%	NET ASSETS		$28,566,168

(A)Non-income producing

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

LDR HIGH INCOME REALTY FUND

Schedule of Options Written

March 31, 2026 (unaudited)

(2.92%) OPTIONS WRITTEN
Description	Number of	Notional	Exercise	Expiration
	Contracts	Amount	Price	Date	Value
(2.92%) CALL OPTIONS
Alexandria Real Estate Equities, Inc.	53	(246,026)	60	04/17/2026 $	(1,325)
American Tower Corporate REIT	98	(1,691,284)	210	06/18/2026	(6,370)
CBRE Group, Inc.	52	(704,392)	150	06/18/2026	(21,060)
Crown Castle, Inc.	161	(1,309,091)	95	06/18/2026	(10,143)
Digital Realty Trust, Inc.	80	(1,441,680)	195	06/18/2026	(41,200)
Equinix, Inc.	20	(1,960,480)	930	06/18/2026	(170,200)
Essex Property Trust, Inc.	46	(1,113,200)	270	07/17/2026	(16,445)
Expedia Group, Inc.	21	(484,869)	260	01/15/2027	(69,405)
FTAI Aviation Ltd.	35	(857,500)	310	06/18/2026	(33,425)
Iron Mountain, Inc.	94	(960,116)	115	06/18/2026	(24,910)
Lineage, Inc.	150	(491,400)	45	07/17/2026	(18,750)
Omega Healthcare Investors, Inc.	232	(1,016,624)	50	06/18/2026	(6,264)
Prologis, Inc.	188	(2,484,984)	140	05/15/2026	(42,864)
Public Storage	55	(1,489,840)	310	06/18/2026	(11,550)
Realty Income Corp.	222	(1,358,196)	65	06/18/2026	(19,536)
Simon Property Group, Inc.	87	(1,622,811)	210	06/18/2026	(12,876)
SL Green Realty Corp.	217	(801,598)	45	08/21/2026	(43,400)
The Macerich Co.	376	(710,640)	22	09/18/2026	(26,320)
Ventas, Inc.	105	(858,690)	92.5	08/21/2026	(14,700)
Vertiv Holdings Co.	56	(1,403,248)	240	06/18/2026	(204,848)
Vici Properties, Inc.	198	(540,936)	32.5	01/15/2027	(7,920)
Welltower, Inc.	95	(1,878,245)	220	06/18/2026	(25,412)
Weyerhaeuser Co.	168	(410,424)	29	07/17/2026	(5,376)
TOTAL CALL OPTIONS					(834,299)
(Premiums Received: $947,781)
(2.92%) TOTAL OPTIONS WRITTEN					$(834,299)
(Premiums Received: $947,781)

LDR HIGH INCOME REALTY FUND

Schedule of Options Written

March 31, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$27,580,426	$ -	$489,975	$28,070,401
PREFERRED STOCKS	822,396	-	-	822,396
TOTAL INVESTMENTS	$28,402,822	$ -	$489,975	$28,892,797
OPTIONS WRITTEN	-	(834,299)	-	(834,299)
TOTAL SHORT INVESTMENTS	$ -	$(834,299)	$ -	$(834,299)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,544,045, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,990,013
Gross unrealized depreciation	(14,475,560)
Net unrealized appreciation	$(10,485,547)